BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BANK BORROWINGS
Summary of Bank Borrowings

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term bank borrowings	50,000	234,500	33,684
Long-term bank borrowings, current portion	75,284	32,500	4,668
	125,284	267,000	38,352
Long-term bank borrowings, non-current portion	112,000	79,500	11,419
Total bank borrowings	237,284	346,500	49,771

Secured Short Term Bank Borrowings

Bank borrowings as of December 31, 2018 and 2019 were secured by the following:

December 31, 2018
Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB60,796.
50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
138,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB286,596 and RMB16,403, respectively (Note 8/Note 10).
49,284	Unsecured borrowings.
187,284

December 31, 2019
Short-term bank borrowings	Secured by
(RMB)
34,500	Unsecured borrowings.

200,000	Secured by restricted cash of RMB215,816 (US$31,000).
234,500

Long-term bank borrowings (including current portion)	Secured by
(RMB)
112,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB203,747 (US$29,267) and RMB15,989 (US$2,297), respectively (Note 8/Note 10).
112,000